Inventory (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Inventories [Abstract]
Write-down of inventory	$ 215	$ 6	$ 261	$ 23